12. Stockholders' Equity (Deficiency) (Details 1) (USD $)	4 Months Ended
Apr. 30, 2013
Number of Options Granted	658,914
Number of Options Exercised
Number of Options Forfeited	(92,500)
Number of Options Expired
Number of Options Outstanding, Ending	6,777,967
Number of Options Exercisable	2,056,998
Weighted Average Exercise Price Issued	$ 0.35
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Warrant [Member]
Number of Options Granted	1,833,770
Number of Options Exercised
Number of Options Forfeited
Number of Options Expired
Number of Options Outstanding, Ending	7,256,522
Number of Options Exercisable	9,090,292
Weighted Average Exercise Price Issued	$ 0.50
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.45
Weighted Average Exercise Price Exercisable	$ 0.46
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable	$ 32,349